Revenue	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Revenue
5.	Revenue

(1)	Revenue Stream and Disaggregation of Revenue
Sawai solely recognizes revenue from sale of generic pharmaceutical products to distributors, wholesalers and retailers. Revenue is recognized at a point in time when customers obtain control of products. There is no contract for which revenue is recognized over time.
The following table shows revenue for our key therapeutic category by operating segment (see Note 4 for geographic information):
Year ended March 31, 2019

	Yen in millions
	Operating Segments
Products	Japan Business	U.S. Business	Total
Cardiovascular drugs	41,842	17,432	59,274
Central nervous system drugs	12,241	17,277	29,518
Gastro-intestinal drugs	21,659	80	21,739
Blood/body fluid pharmaceutical products	15,756	—	15,756
Other metabolic drugs	10,448	—	10,448
Vitamin preparations	2,029	112	2,141
Antiallergic drugs	5,467	—	5,467
Antibiotics drugs	7,831	293	8,124
Drugs for urogenital organs and the anus	2,982	1,732	4,714
Antineoplastic agents	3,864	739	4,603
Other	19,979	2,578	22,557

Total	144,098	40,243	184,341

The comparative information is adjusted to align with the classification of the current reporting period.

Year ended March 31, 2020

	Yen in millions
	Operating Segments
Products	Japan Business	U.S. Business	Total
Cardiovascular drugs	40,749	14,817	55,566
Central nervous system drugs	14,267	17,389	31,656
Gastro-intestinal drugs	19,733	252	19,985
Blood/body fluid pharmaceutical products	15,538	—	15,538
Other metabolic drugs	9,863	—	9,863
Vitamin preparations	2,029	72	2,101
Antiallergic drugs	5,244	—	5,244
Antibiotics drugs	7,704	356	8,060
Drugs for urogenital organs and the anus	3,128	1,512	4,640
Antineoplastic agents	4,951	1,004	5,955
Other	20,924	3,005	23,929

Total	144,130	38,407	182,537

The comparative information is adjusted to align with the classification of the current reporting period.
Year ended March 31, 2021

	Yen in millions
	Operating Segments
Products	Japan Business	U.S. Business	Total
Cardiovascular drugs	41,470	10,715	52,185
Central nervous system drugs	17,468	17,431	34,899
Gastro-intestinal drugs	19,118	159	19,277
Blood/body fluid pharmaceutical products	15,613	—	15,613
Other metabolic drugs	12,033	—	12,033
Vitamin preparations	8,103	—	8,103
Antiallergic drugs	6,942	—	6,942
Antibiotics drugs	6,265	319	6,584
Drugs for urogenital organs and the anus	4,327	1,555	5,882
Antineoplastic agents	4,845	620	5,465
Other	17,400	2,836	20,236

Total	153,584	33,635	187,219

(2)	Contract Balances
There are no advanced receipts from customers and unsatisfied performance obligations at the end of the reporting period, therefore no contract liability is recognized.
Contract assets relate to the rights to consideration in exchange for the products that Sawai has transferred to a customer, but are conditioned on resale from the customer to its customers. The contract assets are reclassified to trade receivables when the customer resells the products to its customers.
Trade receivables and contract assets balances as of March 31, 2020 and 2021 are as follows:

	Yen in millions
	March 31,
	2020	2021
Trade receivables	57,601	67,745
Contract assets	231	39